Document And Entity Information	6 Months Ended
May 31, 2025
Document Information [Line Items]
Document Type	N-CSRS
Entity Central Index Key	0001293613
Document Period End Date	May 31, 2025
Entity Registrant Name	KAYNE ANDERSON ENERGY INFRASTRUCTURE FUND, INC.
Amendment Flag	false